Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Gross
Deferred Tax Assets, Policy Liabilities and Reserves	$ 118	$ 159
Deferred Tax Assets, Investments	536	1,249
Deferred Tax Assets, Other	14	64
Deferred Tax Assets, Gross	825	1,527
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	143	248
Deferred Tax Liabilities, Other	70	75
Deferred Tax Liabilities, Gross	214	324
Net deferred tax asset	$ 611	$ 1,203